CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		51 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
OTHER INCOME (LOSS)
Interest	$ 116	$ 305	$ 376,115
Litigation settlement	0	0	1,891,035
Gain on sale of marketable securities	0	0	1,017,653
Loss on impairment of marketable securities	0	0	(612,223)
Gain on sale of equipment	0	0	1,978,105
Gain on sale of subsidiaries	0	0	474,577
Gain on settlement of debt	0	0	8,090,739
Foreign currency (loss) gain	(5,748)	28,929	(50,390)
Net OTHER INCOME (LOSS)	(5,632)	29,234	13,165,611
EXPENSES
Corporate general and administrative	600,581	763,473	20,389,020
Exploration	267,469	251,814	3,615,457
Legal and accounting	142,227	229,844	3,110,114
Venezuelan operations	28,621	63,807	3,690,108
Arbitration (Note 2)	9,668	438,667	20,357,839
Equipment holding costs	217,154	210,035	5,405,102
Write-down of machinery and equipment	0	0	4,471,921
Total EXPENSES	1,265,720	1,957,640	61,039,561
Loss before interest expense	(1,271,352)	(1,928,406)	(47,873,950)
Interest expense	(1,542,261)	(1,278,691)	(25,650,697)
Net loss for the period	$ (2,813,613)	$ (3,207,097)	$ (73,524,647)
Net loss per share, basic and diluted	$ (0.04)	$ (0.04)
Weighted average common shares outstanding	76,038,480	72,737,111